Deferred Income	12 Months Ended
Dec. 31, 2017
Deferred Income
Deferred Income

(19) Deferred Income

Deferred income consists mainly of prepayments made by our customers for cloud subscriptions and support; software support and services; fees from multiple-element arrangements allocated to undelivered elements; and amounts recorded in purchase accounting at fair value for obligations to perform under acquired customer contracts in connection with acquisitions.